Events Subsequent to the Original Issuance of the Consolidated Financial Statements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Subsequent Event [Line Items]
Loan outstanding balance	$ 3,229,582	$ 3,331,483
First Lien Term Loan
Subsequent Event [Line Items]
Loan outstanding balance	$ 2,448,123
Debt instrument, maturity date	Jul. 31, 2021